Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Allowance for Credit Loss [Abstract]
Summary of Allowance for doubtful accounts

The movement in the allowance for credit losses during the year are as follows:

	2025	2024	2023
Beginning balance – January 1	$4,974	$5,136	$2,486
Provision for expected credit losses	2,150	1,551	2,993
Write-offs, net of recoveries	(1,633)	(1,709)	(518)
Foreign currency translation adjustments	20	(4)	175
Ending balance – December 31	$5,511	$4,974	$5,136